Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE

14. LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2018	2019	2020
	Ordinary shares		Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(138,161)	(174,443)	(105,403)	(16,154)	(177,942)	(27,271)
Denominator:
Weighted average number of shares outstanding—basic and diluted	97,550,502	397,153,121	228,284,218	228,284,218	385,389,358	385,389,358
	(1.42)	(0.44)	(0.46)	(0.07)	(0.46)	(0.07)

The Company’s ordinary shares held by the SBC Platform after redemption of BCPE Bridge Class B Units and in exchange for such ordinary shares that will be transferred to ISU grantees upon vest are factored in the computation of basic and diluted loss per share in 2020 (Note 12).